401(k) plan (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
401(k) plan
Matching contribution up to the first 5% of employee's base salary (as a percent)	20.00%
Percentage of employee's base salary, matched by employer	5.00%
Expense recorded	$ 154,000	$ 177,000